UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          05/12/04
       -------------------------    ---------------------------     --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        67
                                               -------------

Form 13F Information Table Value Total:        $6,049,416
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                  Form 13F INFORMATION TABLE
              COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------------
                                                          VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS  CUSIP    (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------- -------------- -------   -------- --------  --- ---- ---------- -------- -------- -------- -------
ALBERTSONS INC                  COM           013104104    6,645    300,000  SH  PUT   SOLE               300,000
----------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                   CL A          00845V100   46,834 14,590,000  SH        SOLE            14,590,000
----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V       SPON ADR L SHS 02364W105  111,540  2,885,900  SH        SOLE             2,885,900
----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM           031162100   32,709    562,500  SH        SOLE               562,500
----------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  580,964  6,742,851  SH        SOLE             6,742,851
----------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                    COM           03875Q108   29,197    725,200  SH        SOLE               725,200
----------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103  125,025  2,293,200  SH        SOLE             2,293,200
----------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM           073902108   86,733    989,200  SH        SOLE               989,200
----------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100  293,452  7,003,630  SH        SOLE             7,003,630
----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM           086516101  152,290  2,944,500  SH        SOLE             2,944,500
----------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   46,310  1,194,800  SH        SOLE             1,194,800
----------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  540,892  9,564,837  SH        SOLE             9,564,837
----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM           141705103  163,877  4,928,626  SH        SOLE             4,928,626
----------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  168,046  5,755,000  SH        SOLE             5,755,000
----------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   PAIRED CTF    143658300  113,847  2,535,000  SH        SOLE             2,535,000
----------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM           152312104   52,806    976,800  SH        SOLE               976,800
----------------------------------------------------------------------------------------------------------------------------------
CHARTER ONE FINL INC            COM           160903100   23,935    676,900  SH        SOLE               676,900
----------------------------------------------------------------------------------------------------------------------------------
CHECK POINT SOFTWARE TECH LT    ORD           M22465104   65,039  2,858,875  SH        SOLE             2,858,875
----------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM           189754104   61,387  1,497,600  SH        SOLE             1,497,600
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105   90,516  1,200,000  SH  PUT   SOLE             1,200,000
----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC            COM           207142100   26,903  4,388,768  SH        SOLE             4,388,768
----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM           219350105   70,602  6,315,000  SH        SOLE             6,315,000
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   45,611    970,437  SH        SOLE               970,437
----------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM           24702R101  114,270  3,398,877  SH        SOLE             3,398,877
----------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   84,789  1,458,355  SH        SOLE             1,458,355
----------------------------------------------------------------------------------------------------------------------------------
EBAY INC                        COM           278642103  195,187  2,817,365  SH        SOLE             2,817,365
----------------------------------------------------------------------------------------------------------------------------------
ENCORE MED CORP                 COM           29256E109   11,640  1,453,132  SH        SOLE             1,453,132
----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                 COM PAR $0.01 345370860    9,761    719,300  SH  PUT   SOLE               719,300
----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                 COM           319963104   63,442  1,504,800  SH        SOLE             1,504,800
----------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM           375558103   33,081    596,599  SH        SOLE               596,599
----------------------------------------------------------------------------------------------------------------------------------
GENTA INC                       COM NEW       37245M207    2,346    223,400  SH  PUT   SOLE               223,400
----------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP                    COM           401698105   51,647    815,000  SH        SOLE               815,000
----------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC    COM           492515101   12,878    842,769  SH        SOLE               842,769
----------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW                  SPONSORED ADR 50049M109   10,293    254,400  SH        SOLE               254,400
----------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  219,859  4,069,200  SH        SOLE             4,069,200
----------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107   68,944  1,228,300  SH        SOLE             1,228,300
----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      428    107,000  SH  PUT   SOLE               107,000
----------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                     COM NEW       577729205   28,161  3,455,300  SH        SOLE             3,455,300
----------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM           58405U102  116,963  3,440,100  SH        SOLE             3,440,100
----------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                   COM           584699102   55,087  2,386,800  SH        SOLE             2,386,800
----------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC                  COM           552880106   40,700    664,381  SH        SOLE               664,381
----------------------------------------------------------------------------------------------------------------------------------
NEIGHBORCARE INC                COM           64015Y104   23,128    949,416  SH        SOLE               949,416
----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW      62913F201   88,068  2,510,496  SH        SOLE             2,510,496
----------------------------------------------------------------------------------------------------------------------------------
NOKIA CORP                      SPONSORED ADR 654902204    5,175    255,200  SH        SOLE               255,200
----------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                     COM           67066G104   36,300  1,375,000  SH        SOLE             1,375,000
----------------------------------------------------------------------------------------------------------------------------------
OUTBACK STEAKHOUSE INC          COM           689899102   52,766  1,083,500  SH        SOLE             1,083,500
----------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   32,584    475,544  SH        SOLE               475,544
----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101  122,253  2,198,800  SH        SOLE             2,198,800
----------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105   30,544    692,308  SH        SOLE               692,308
----------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC             COM           749941100   47,582  5,624,376  SH        SOLE             5,624,376
----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     COM           V7780T103   76,236  1,728,700  SH        SOLE             1,728,700
----------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103   79,583    895,900  SH        SOLE               895,900
----------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  223,044  5,191,900  SH  PUT   SOLE             5,191,900
----------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  149,497  3,572,200  SH        SOLE             3,572,200
----------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   32,287    673,212  SH        SOLE               673,212
----------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105   52,619    449,892  SH        SOLE               449,892
----------------------------------------------------------------------------------------------------------------------------------
SYNOPSYS INC                    COM           871607107   42,810  1,490,092  SH        SOLE             1,490,092
----------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS INDS LTD   ADR           881624209   35,033    552,838  SH        SOLE               552,838
----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM           889478103   75,609  1,664,300  SH        SOLE             1,664,300
----------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM           892356106   29,159    753,084  SH        SOLE               753,084
----------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC        COM           895919108   19,032  1,193,248  SH        SOLE             1,193,248
----------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                 CL A          913247508   98,127 11,557,926  SH        SOLE            11,557,926
----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  406,842  6,313,500  SH        SOLE             6,313,500
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC              COM           939322103   61,609  1,442,500  SH        SOLE             1,442,500
----------------------------------------------------------------------------------------------------------------------------------
WEBSTER FINL CORP CONN          COM           947890109   22,115    436,100  SH        SOLE               436,100
----------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   83,868    159,900  SH        SOLE               159,900
----------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   68,910  2,014,900  SH        SOLE             2,014,900
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